CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Loss before income tax from continuing operations	¥ (425,110)	$ (60,790)	¥ (927,188)	¥ (1,290,722)
Loss before income tax from discontinued operations	(24,857)	(3,555)	(5,211)	(12,642)
Loss before income tax including discontinued operations	(449,967)	(64,345)	(932,399)	(1,303,364)
Adjustments for:
Depreciation of property, plant and equipment	1,336	191	1,579	1,186
Amortization of intangible assets and other non-current assets	2,596	371	8,150	7,681
Depreciation of right-of-use assets	1,646	235	6,136	8,160
—Trade receivables, prepayments, other receivables and other assets	106,848	15,279	76,359	72,931
—Other financial assets	0	0	231,115	1,797
Provision for/(reversal of) losses on inventories	(1,181)	(169)	(10,687)	14,409
(Gain)/loss on disposal of non-current assets and subsidiaries	102	15	(16,270)	0
Fair value changes of financial instruments at fair value through profit or loss	126,749	18,125	80,261	204,039
Share-based compensation expense/(reversal)	(17,505)	(2,503)	160,421	399,076
Investment income	(6,332)	(905)	(16,884)	(9,397)
Interest income	(22)	(3)	(4,619)	(5,239)
Interest expense	32,653	4,669	42,436	32,960
(Increase)/decrease in trade receivables and contract assets	43,092	6,162	15,197	(66,483)
(Increase)/decrease in prepayments, other receivables and other assets	19,789	2,830	232,311	(170,808)
Increase/(decrease) in trade and other payables	141,466	20,228	(33,646)	220,930
Increase/(decrease) in contract liabilities	(3,106)	(444)	(42,051)	56,121
(Increase)/decrease in inventories	2,346	335	22,819	(36,842)
Cash (used in)/generated from operations	510	71	(179,772)	(572,843)
Interest received	22	3	634	5,239
Net cash (used in)/generated from operating activities	532	74	(179,138)	(567,604)
Cash flows from investing activities
Purchase of property, plant and equipment and other non-current assets	0	0	0	(6,327)
Investment in financial assets and equity method investees	0	0	(541,326)	(725,264)
Proceeds from disposal of financial assets	9,129	1,305	332,768	421,749
Dividends received	53	8	4,272	4,280
Net cash paid for acquisition of subsidiaries	0	0	0	(34,048)
Proceeds from disposal of subsidiaries	3,000	429	2,615	0
Loan advanced to a related party	0	0	0	(110,000)
Repayment of loan by a related party	0	0	0	110,000
Net cash (used in)/generated from investing activities	12,182	1,742	(201,671)	(339,610)
Cash flows from financing activities
Net proceeds from debt and equity financing	222,605	31,832	292,784	1,027,486
Repayment of borrowings	(529,564)	(75,728)	(155,989)	(143,872)
Interest paid	(32,876)	(4,701)	(42,329)	(32,228)
Expense for issuance of convertible bonds and ordinary shares	(2,526)	(361)	(8,473)	(39,957)
Payments for lease liabilities	(1,562)	(223)	(5,499)	(7,231)
Proceeds from revenue-based financing	0	0	12,318	24,372
Repayments for revenue-based financing	(2,604)	(372)	(31,342)	(2,744)
Capital injection from non-controlling interests	52,000	7,436	9,800	4,279
Loan from a related party	237,333	33,938	0	0
Net cash generated from/(used in) financing activities	(57,194)	(8,179)	71,270	830,105
Net decrease in cash and cash equivalents	(44,480)	(6,363)	(309,539)	(77,109)
Cash and cash equivalents at the beginning of the year	126,703	18,118	436,242	513,351
Cash and cash equivalents at the end of the year	82,223	11,755	126,703	436,242
Included in cash and cash equivalents per balance sheet	81,154	11,605	126,614	436,242
Included in assets classified as held for sale	¥ 1,069	$ 150	¥ 89	¥ 0